Corporate Expenses - Schedule of Corporate Expenses (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Corporate Expenses [Abstract]
Accounting expense	$ 178,860	$ 104,235
Professional Fees	209,125	11,226
Audit fees	36,997	19,321
Management Fees
Entertainment	536	32,968
Insurance	171,316	88,879
Investor Relation		110,316
Public Relation Fee		89,798
Legal Fee	148,512
Total corporate expenses	$ 745,346	$ 456,743